Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Aug. 31, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement dated February 5, 2021 to the Wilmington Funds Prospectus dated August 31, 2020, as supplemented (the “Prospectus”)

Effective immediately, the information in the Prospectus with respect to the Wilmington Real Asset Fund (the “Fund”) will be amended, supplemented or replaced as follows:

1.	The following amends and replaces the sixth paragraph under the heading, “Principal Investment Strategies of the Fund” on each of pages 14 and 55 of the Prospectus:

“The Fund’s principal Sub-Advisor, WTIA, determines the Fund’s asset allocation among the “real return” assets. WTIA anticipates allocating approximately 0% – 80% to inflation-protected debt securities, 0%—80% to real estate-related securities and 0% – 60% to commodity/natural resource-related securities. The allocations and/or actual holdings will vary from time to time.”

Wilmington Real Asset Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement dated February 5, 2021 to the Wilmington Funds Prospectus dated August 31, 2020, as supplemented (the “Prospectus”)

Effective immediately, the information in the Prospectus with respect to the Wilmington Real Asset Fund (the “Fund”) will be amended, supplemented or replaced as follows:

1.	The following amends and replaces the sixth paragraph under the heading, “Principal Investment Strategies of the Fund” on each of pages 14 and 55 of the Prospectus:

“The Fund’s principal Sub-Advisor, WTIA, determines the Fund’s asset allocation among the “real return” assets. WTIA anticipates allocating approximately 0% – 80% to inflation-protected debt securities, 0%—80% to real estate-related securities and 0% – 60% to commodity/natural resource-related securities. The allocations and/or actual holdings will vary from time to time.”